Q U A N T F U N D S

May 25, 2010

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:	Quantitative Group of Funds (the “Trust”)
File Nos. (333-102055) and (811-03790)
Post-Effective Amendment No. 42

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is a post-effective amendment to the registration statement (“Amendment”) of the Trust.

This amendment is being filed to incorporate changes pursuant to the requirements of the “summary prospectus” rule.

Please contact the undersigned at (781) 676-5948 with any questions or comments.

Very truly yours,

/s/ Sandra I. Madden

Sandra I. Madden

Clerk of the Trust

55 Old Bedford Road, Lincoln, MA 01773 ¦ 800-331-1244 ¦ fax 781-259-1166 ¦ www.quantfunds.com

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